Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands		Taxes [3]	Royalties [4]	Fees	Comm. Social Resp.	Total Payments
Total	[1],[2]	$ 73,370	$ 224,430	$ 6,810	$ 13,980	$ 318,590
Vista Energy, S.A.B. de C.V. and/or subsidiares – Entity Level
Total	[1],[2],[5]	$ 73,370		890	10,980	85,240
25 de Mayo-Medanito
Total	[1],[2]		6,380	220		6,600
Entre Lomas Río Negro
Total	[1],[2]		8,920			8,920
Entre Lomas Neuquén
Total	[1],[2]		2,890			2,890
Jarilla Quemada
Total						0
Charco del Palenque
Total	[1],[2]		1,160			1,160
Jagüel de los Machos
Total	[1],[2]		6,790			6,790
Bajada del Palo Oeste
Total	[1],[2]		133,410	4,280		137,690
Bajada del Palo Este
Total	[1],[2]		41,840	830		42,670
Águila Mora
Total	[1],[2]		2,290	50		2,340
Aguada Federal
Total	[1],[2]		12,490	480		12,980
Bandurria Norte
Total						0
Coirón Amargo Norte
Total	[1],[2]		250	$ 60		310
Acambuco
Total	[1],[2]		130			130
Vista Energy, S.A.B. de C.V. and/or subsidiares – Entity Level
Total	[1],[2],[6]				$ 3,000	3,000
CS-01
Total	[1],[2]		$ 7,880			$ 7,880

[1]	All payments are reported in U.S. dollars. Payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rate applicable on or about the date of payment.
[2]	Certain monetary amounts and other figures included in this report have been subject to rounding adjustments. Any discrepancies in any tables between the totals and the sums of the amounts are due to rounding.
[3]	Reported taxes do not include taxes levied on consumption, such as value added taxes, personal income taxes, or sales taxes (including, for the avoidance of doubt, the Argentine Provincial tax ingresos brutos).
[4]	Vista pays royalties to the provincial governments of Argentina related to the Transferred Conventional Assets. As per the Conventional Assets Transaction Agreement, Aconcagua then repays 100% of these amounts to Vista.
[5]	During the fiscal year 2024, we paid to the Argentine Federal Government the following taxes at an entity level rather than on a per-project basis: (i) Federal income taxes of US$4.64 million, as we file a consolidated income tax return in Argentina, which includes all Argentine entities relating to our projects in Argentina; (ii) Export duties of US$64.37 million, and (iii) Dividends withholding tax of US$4.36 million. Additionally, during the fiscal year 2024, we made social responsibility payments to the Argentine Federal Government related to salaries from employees that are not assigned to a particular project.
[6]	During the fiscal year 2024, Vista made social responsibility payments to the Mexican Government related to salaries from employees that are not assigned to a particular project.